EARNINGS PER SHARE - Basic Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Basic
Income for the year	$ 106,895	$ 88,981
Weighted average number of common shares (millions)	328,889	318,720
Basic earnings per share	$ 0.33	$ 0.28